Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows provided by Operating Activities:
Net income	$ 49,973	$ 43,730	$ 69,413
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 6)	15,077	13,336	14,793
Amortization of deferred financing costs and bonds discounts (Note 10)	809	107	244
Financing costs	0	0	340
Changes in fair value of warrants' liability	4	(6)	(561)
Amortization of prepaid charter revenue	0	0	54
Gain on vessel's sale (Note 6)	(19,456)	0	(15,683)
Compensation cost on restricted stock and stock option awards (Note 9)	0	0	52
Loss from debt extinguishment	0	0	387
Actuarial gain / (loss)	49	4	(17)
(Increase) / Decrease in:
Accounts receivable	(293)	3,232	830
Deferred voyage expenses	0	0	20
Inventories	(400)	1,654	834
EU allowances	(86)	0	0
Prepaid expenses and other assets	(419)	413	406
Right of use asset under operating leases	(17)	49	64
Other non-current assets	0	(226)	72
Increase / (Decrease) in:
Accounts payable, trade and other	934	(2,667)	16
Due to related parties	(598)	370	(90)
Accrued liabilities	6,284	(244)	87
Deferred revenue	(930)	930	(1,378)
Other liabilities, non-current	16	32	58
Lease liabilities under operating leases	17	(49)	(64)
Drydock costs	(888)	(769)	(1,922)
Net Cash provided by Operating Activities	50,076	59,896	67,955
Cash Flows (used in) / provided by Investing Activities:
Advances for vessels under construction and other vessel costs (Note 5)	(26,917)	(47,167)	(11,303)
Vessel acquisitions and other vessels' costs (Note 6)	(254,566)	0	(64)
Proceeds from sale of vessels, net of expenses (Note 6)	36,948	0	37,636
Payments for vessels' improvements (Note 6)	0	(231)	(510)
Property and equipment additions	(54)	(17)	(38)
Net Cash (used in) / provided by Investing Activities	(244,589)	(47,415)	25,721
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long-term debt (Note 7)	119,392	0	2,141
Proceeds from bonds, net of discounts (Note 7)	97,000	0	0
Repayments / Prepayments of long-term debt (Note 7)	(38,391)	(7,533)	(75,421)
Issuance of common stock and warrants, net of issuance costs (Note 9)	0	0	11,438
Proceeds from exercise of Series A and B warrants (Note 9)	0	158	330
Issuance of preferred stock, net of expenses (Note 9)	0	0	482
Common shares re-purchase and retirement, including expenses (Note 9)	0	0	(2,749)
Issuance of common stock under ATM program, net of issuance costs (Note 9)	0	0	673
Payments of financing costs (Note 7)	(3,710)	(226)	(140)
Cash dividends (Note 11)	(1,831)	(1,833)	(1,889)
Net Cash provided by / (used in) Financing Activities	172,460	(9,434)	(65,135)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(22,053)	3,047	28,541
Cash, cash equivalents and restricted cash at beginning of the year	71,314	68,267	39,726
Cash, cash equivalents and restricted cash at the end of the year	49,261	71,314	68,267
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the year	48,172	70,314	67,267
Restricted cash at the end of the year	1,089	1,000	1,000
Cash, cash equivalents and restricted cash at the end of the year	49,261	71,314	68,267
SUPPLEMENTAL CASH FLOW INFORMATION
Alternative cashless exercise of Series A warrants	0	0	3,415
Non-cash investing activities	368	0	0
Interest payments, net of capitalized amounts	$ 4,225	$ 3,528	$ 9,135